Debt - Additional Information (Details)					9 Months Ended	12 Months Ended
	Feb. 16, 2024 MXN ($)	Feb. 16, 2024 USD ($)	Feb. 03, 2021 USD ($)	Nov. 20, 2020 USD ($)	Sep. 30, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Sep. 30, 2024 $ / shares	Feb. 14, 2024 MXN ($)
Schedule of debt [line items]
Promissory note maturity date					1 year and for more than one year
Conversion price | $ / shares							$ 86.25
Derivative value						$ 0		$ 0
Promissory Notes
Schedule of debt [line items]
Repayments of promissory notes payable	$ 396,485	$ 23,229,744			$ 468,139,000
Promissory Notes Payable Outstanding						$ 449,716,000
First Junior Convertible Promissory Note
Schedule of debt [line items]
Convertible promissory note amount				$ 7,500,000
Maturity term of years					6 years
Promissory note maturity date					November 20, 2026
Annual interest rate					14.00%
Second Junior Convertible Promissory Note
Schedule of debt [line items]
Convertible promissory note issuance date			Feb. 03, 2021
Convertible promissory note amount			$ 7,500,000
Issuance cost			$ 112,500
Maturity term of years					6 years
Promissory note maturity date					November 20, 2026
Annual interest rate					14.00%